Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 701	£ 385
Less: effect of discounting	(62)	(14)
Discounted lease liabilities	639	371	£ 645
Not later than 1 year [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	272	216
Later than 1 year and not later than 3 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	306	£ 169
Later than 3 years and not later than 5 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 123